Equity-Based Compensation - Summary of Changes in Outstanding Nonvested Incentive Units (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Class B Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	90	0
Granted		100
Vested		(10)
Ending Balance		90
Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	0
Granted	9,650,000
Forfeited	(250,000)
Ending Balance	9,400,000